Current Accounts and Other Demand Deposits	12 Months Ended
Dec. 31, 2018
Current Accounts and Other Demand Deposits
Current Accounts and Other Demand Deposits

20.  Current Accounts and Other Demand Deposits:

As of December 31, 2017 and 2018, current accounts and other demand deposits are detailed as follows:

	2017	2018
	MCh$	MCh$
Current accounts	7,200,050	7,725,465
Other demand deposits	1,081,223	1,143,414
Other deposits and accounts	634,433	715,609
Total	8,915,706	9,584,488